Earnings per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Basic and Diluted [Line Items]
Net income	$ 3,985,000,000	$ 4,143,000,000	$ 4,207,000,000
Net income (loss) attributable to noncontrolling interests	82,000,000	37,000,000	23,000,000
Preferred stock dividends and discount accretion and redemptions	215,000,000	225,000,000	237,000,000
Net income attributable to common shares	3,688,000,000	3,881,000,000	3,947,000,000
Dividends and undistributed earnings allocated to participating securities	26,000,000	17,000,000	11,000,000
Net income attributable to basic common shares	3,662,000,000	3,864,000,000	3,936,000,000
Less: Impact of BlackRock earnings per share dilution	12,000,000	18,000,000	18,000,000
Net income attributable to diluted common shares	$ 3,650,000,000	$ 3,846,000,000	$ 3,918,000,000
Basic weighted-average common shares outstanding	494,000,000	514,000,000	529,000,000
Basic earnings per common share	$ 7.42	$ 7.52	$ 7.44
Dilutive potential common shares	6,000,000	7,000,000	8,000,000
Diluted weighted-average common shares outstanding	500,000,000	521,000,000	537,000,000
Diluted earnings per common share	$ 7.3	$ 7.39	$ 7.3